Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 27, 2023		Dec. 26, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 79,013		$ 100,338	$ 158,985	$ 177,370	$ 315,362					$ 320,042
Costs and expenses
Cost of revenue		72,755		65,084	146,989	130,274	264,176					255,441
Selling, general and administrative		21,490		18,554	46,673	34,485	75,430					53,794
Depreciation and amortization		6,682		7,062	13,173	13,477	26,982					23,114
Total costs and expenses		100,855		89,938	208,252	175,371	366,588					332,349
Loss from operations		(21,842)		10,400	(49,267)	1,999	(51,226)					(12,307)
Other income (expense)
Interest income		1,162		1,099	2,440	2,193	4,629					782
Interest expense		(5,666)		(5,312)	(10,321)	(9,927)	(22,223)					(8,291)
Gain on forgiveness of CARES Act loan		0		339	0	339	339					0
(Losses) gains on aircraft sold							13,905					15,333
Gain on lease termination					138	29	29					143
Change in fair value of derivative liability		0		(509)	0	107	(14,589)				$ (14,589)	470
Change in fair value of warrant liabilities		(899)		0	(3,679)	0	(334)					0
Gain on extinguishment of debt							14,843					0
Other income (expense)		(609)		(192)	(17)	(592)	(111)					(282)
Total other expense, net		(6,012)		(4,575)	(11,577)	(7,880)	(3,512)					8,155
Loss before income taxes		(27,854)		5,825	(60,844)	(5,881)	(54,738)					(4,152)
Income tax benefit		0		0	0	0	0					0
Net loss	$ 1,287	(27,854)		5,825	(60,844)	(5,881)	(54,738)		$ (56,025)	[1]		(4,152)
Less: Net loss attributable to redeemable noncontrolling interests	1,080	(20,501)		0	(42,200)	0	1,080		0			0
Less: Net loss attributable to noncontrolling interests		(2,200)		(1,722)	(7,650)	(4,259)	(8,983)					(10,200)
Net loss attributable to flyExclusive, Inc.	299	(5,153)		7,547	(10,994)	(1,622)	(46,835)	[2]	(47,134)			6,048	[2]
Other comprehensive loss
Unrealized gains (losses) on available-for-sale debt securities	$ 251	(24)	$ (169)	(73)	(192)	17	407		$ 156			(476)
Comprehensive loss attributable to flyExclusive, Inc.		$ (5,177)		$ 7,474	$ (11,186)	$ (1,605)	$ (46,428)					$ 5,572

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(In thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)

[2]	Basic and diluted earnings per share has not been presented for any period in the consolidated statements of operations and comprehensive income (loss). As a result of the Merger (as defined in Note 3, "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger and for the five-day period from the Closing Date to December 31, 2023 would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2, "Summary of Significant Accounting Policies" for further discussion.